Leases - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use assets at beginning of period	€ 912	€ 975
Depreciation	(223)	(225)
Right-of-use assets at end of period	805	912
Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	1,169	975
Net additions	148	194
Retirements	(31)
Right-of-use assets at end of period	1,286	1,169
Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(257)
Impairment charges	(32)	(32)
Retirements	31
Depreciation	(223)	(225)
Right-of-use assets at end of period	(481)	(257)
Buildings
Leases
Right-of-use assets at beginning of period	839	898
Right-of-use assets at end of period	720	839
Buildings | Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	1,048	898
Net additions	89	150
Retirements	(31)
Right-of-use assets at end of period	1,106	1,048
Buildings | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(209)
Impairment charges	(32)	(32)
Retirements	31
Depreciation	(176)	(177)
Right-of-use assets at end of period	(386)	(209)
Other
Leases
Right-of-use assets at beginning of period	73	77
Right-of-use assets at end of period	85	73
Other | Gross Carrying Amount
Leases
Right-of-use assets at beginning of period	121	77
Net additions	59	44
Right-of-use assets at end of period	180	121
Other | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(48)
Depreciation	(47)	(48)
Right-of-use assets at end of period	€ (95)	€ (48)